Line of Credit	12 Months Ended
Mar. 31, 2026
Line of Credit [Abstract]
Line of Credit [Text Block]

11. Line of Credit

On January 8, 2026, the Company repaid a line of credit at the BMO Bank of Montreal, which had a credit limit of up to $6 million, and on January 12, 2026, the Company entered into a revolving demand line of credit facility for up to $3 million, as well as a $2 million term loan, both with CIBC (Note 13). The revolving demand line of credit facility with CIBC bears interest at CIBC's US base rate (March 31, 2026 - 7.25%) plus 1.35%, and the line of credit with the BMO Bank of Montreal was bearing interest at BMO's US Base Rate (March 31, 2025 - 8.0%) plus a margin of 5.25% prior to closing the line of credit in January 2026, which increased from a margin of 2.25% as at March 31, 2025.

On January 6, 2026 the Company closed two term loans of $2.5 million each, for $5 million in total, from two family offices that are Related Parties (Note 21). The proceeds from the $5 million loans were used to repay the line of credit with BMO Bank of Montreal. As a bonus for entering into the loans, one of the family offices received 3,205,128 share purchase warrants which entitle the holder to purchase one common share of the Company at an exercise price of $0.78 per share, with a fair value of $500,000. The second family office received, as a bonus for entering into the loan, 641,025 common shares of the Company with a fair value of $500,000.

As a condition to closing the $3 million line of credit, as well as the $2 million term loan, both with CIBC, GreenPower repaid the Bank of Montreal line of credit with proceeds from the $5 million term loans from two family offices and the remainder from a portion of the $2 million term loan with CIBC (Note 13). Two directors of the Company provided joint and several guarantees of up to $5 million in support of the CIBC credit facilities (the "Guarantees"). As a bonus for providing the Guarantees one of the directors received 2,016,129 share purchase warrants which entitle the holder to purchase one common share of the Company at an exercise price of $1.24 per share. The second director received, as a bonus for providing the Guarantees, 403,225 common shares of the Company (Note 13, Note 21). The value of the common shares and warrants granted to the directors for providing the Guarantees was determined to be $1 million, and this value has been allocated to the outstanding line of credit and term loan on a pro-rata basis, and this value will be accreted to earnings over a 3-year term. The CIBC line of credit balance, net of the warrant value applied to the line of credit as at March 31, 2026, was determined to be $1,452,615. The outstanding balance on the line of credit with BMO Bank of Montreal as at March 31, 2025 was $5,983,572.

The Line of Credit and the term loan facility with CIBC (Note 13) are secured by a first and second ranking security interest over property of the Company and certain subsidiaries, and three of the Company's subsidiaries have also provided corporate guarantees. The Line of Credit and the term loan with CIBC contain customary business covenants such as maintenance of security, maintenance of corporate existence, and other covenants typical for corporate lending facilities.

The CIBC line of credit and term loan have a financial covenant to maintain a current ratio, defined as current assets over current liabilities, of greater than 1.25:1, for which the Company is in compliance as at March 31, 2026. The Company was also in compliance with the same covenant on the BMO line of credit as at March 31, 2025. Commencing in the quarter ended March 31, 2026, the Company will be subject to a modified quarterly debt service ratio covenant of 1.10x or greater for both the CIBC line of credit and term loan (Note 13). The Company is in compliance with the quarterly debt service ratio as at March 31, 2026.

The following table summarizes changes to the line of credit balance from cash and non-cash components for the years ended March 31, 2026 and March 31, 2025:

	March 31, 2026	March 31, 2025
Line of credit, beginning of year	$5,983,572	$7,463,206
Cash payments	(3,974,245)	(1,479,634)
Non cash bonus warrant and share value	(600,000)	-
Accretion on bonus warrant and share value	43,288	-

Line of credit, end of year	$1,452,615	$5,983,572